JPMorgan U.S. Large Cap Core Plus Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 124.4%
Common Stocks — 123.9%
Aerospace & Defense — 3.0%
Howmet Aerospace, Inc.	294	12,461
Northrop Grumman Corp. (a)	24	10,924
Raytheon Technologies Corp.	159	15,536
TransDigm Group, Inc.	1	823
		39,744
Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	52	10,001
Banks — 2.9%
Bank of America Corp.	228	6,512
Fifth Third Bancorp	320	8,516
Truist Financial Corp.	23	779
Wells Fargo & Co. (a)	586	21,925
		37,732
Beverages — 3.7%
Coca-Cola Co. (The) (a)	205	12,721
Constellation Brands, Inc., Class A	32	7,246
Monster Beverage Corp. *	289	15,605
PepsiCo, Inc. (a)	74	13,498
		49,070
Biotechnology — 6.5%
AbbVie, Inc. (a)	213	34,000
Biogen, Inc. *	42	11,712
BioMarin Pharmaceutical, Inc. *	80	7,789
Regeneron Pharmaceuticals, Inc. *	17	14,054
Sarepta Therapeutics, Inc. *	44	6,001
Vertex Pharmaceuticals, Inc. *	39	12,309
		85,865
Broadline Retail — 4.0%
Amazon.com, Inc. * (a)	516	53,299
Building Products — 1.4%
Trane Technologies plc	99	18,228
Capital Markets — 4.1%
Charles Schwab Corp. (The)	106	5,564
CME Group, Inc.	91	17,369
Morgan Stanley (a)	146	12,811
Raymond James Financial, Inc.	79	7,371
S&P Global, Inc.	33	11,430
		54,545
Chemicals — 2.3%
Air Products and Chemicals, Inc.	31	9,001
Eastman Chemical Co.	41	3,427

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Chemicals — continued
Linde plc	47	16,717
Sherwin-Williams Co. (The)	5	1,172
		30,317
Commercial Services & Supplies — 0.4%
Waste Connections, Inc.	37	5,131
Communications Equipment — 0.1%
Juniper Networks, Inc.	55	1,903
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	16	5,506
Consumer Finance — 0.3%
American Express Co.	23	3,855
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	27	13,242
Electric Utilities — 2.2%
NextEra Energy, Inc. (a)	233	17,996
PG&E Corp. *	593	9,584
PPL Corp.	65	1,804
		29,384
Electrical Equipment — 1.3%
Eaton Corp. plc	99	17,030
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	137	4,843
Keysight Technologies, Inc. *	43	6,835
		11,678
Energy Equipment & Services — 0.6%
Baker Hughes Co. (a)	285	8,236
Entertainment — 2.3%
Endeavor Group Holdings, Inc., Class A *	447	10,698
Netflix, Inc. *	38	13,058
Take-Two Interactive Software, Inc. *	59	7,077
		30,833
Financial Services — 4.6%
Fiserv, Inc. *	28	3,195
FleetCor Technologies, Inc. *	25	5,320
Jack Henry & Associates, Inc.	11	1,577
Mastercard, Inc., Class A (a)	115	41,816
WEX, Inc. *	48	8,779
		60,687

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Food Products — 0.8%
Hershey Co. (The)	20	5,129
Mondelez International, Inc., Class A (a)	73	5,051
		10,180
Ground Transportation — 2.3%
Canadian National Railway Co. (Canada)	17	1,966
CSX Corp.	118	3,521
Norfolk Southern Corp. (a)	39	8,231
Uber Technologies, Inc. *	261	8,288
Union Pacific Corp. (a)	42	8,516
		30,522
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	66	6,670
Boston Scientific Corp. * (a)	343	17,149
Intuitive Surgical, Inc. *	40	10,406
Stryker Corp.	29	8,233
		42,458
Health Care Providers & Services — 3.4%
CVS Health Corp.	36	2,688
Humana, Inc.	5	2,476
UnitedHealth Group, Inc. (a)	85	40,219
		45,383
Hotels, Restaurants & Leisure — 4.9%
Booking Holdings, Inc. *	6	15,479
Chipotle Mexican Grill, Inc. *	8	13,839
Hilton Worldwide Holdings, Inc.	56	7,945
McDonald's Corp. (a)	43	11,913
Yum! Brands, Inc. (a)	119	15,732
		64,908
Household Products — 0.9%
Colgate-Palmolive Co.	45	3,428
Procter & Gamble Co. (The) (a)	53	7,847
		11,275
Industrial Conglomerates — 1.4%
Honeywell International, Inc. (a)	94	17,942
Industrial REITs — 1.4%
Prologis, Inc.REIT	146	18,274
Insurance — 3.5%
Arthur J Gallagher & Co.	35	6,725
Globe Life, Inc.	86	9,493
Progressive Corp. (The) (a)	197	28,105
RenaissanceRe Holdings Ltd. (Bermuda)	6	1,290
		45,613

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Interactive Media & Services — 6.6%
Alphabet, Inc., Class C *	68	7,044
Alphabet, Inc., Class A * (a)	397	41,186
Meta Platforms, Inc., Class A * (a)	180	38,255
		86,485
IT Services — 0.1%
Cognizant Technology Solutions Corp., Class A	19	1,177
Life Sciences Tools & Services — 2.4%
Danaher Corp.	19	4,777
Thermo Fisher Scientific, Inc. (a)	46	26,453
		31,230
Machinery — 3.6%
Deere & Co. (a)	57	23,399
Dover Corp.	88	13,425
Ingersoll Rand, Inc.	179	10,411
		47,235
Media — 1.0%
Charter Communications, Inc., Class A * (a)	22	8,042
Comcast Corp., Class A (a)	125	4,744
Liberty Media Corp.-Liberty SiriusXM, Class A *	21	578
		13,364
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	103	4,197
Multi-Utilities — 1.7%
CenterPoint Energy, Inc.	143	4,222
Dominion Energy, Inc.	141	7,859
Public Service Enterprise Group, Inc.	139	8,692
Sempra Energy	15	2,229
		23,002
Oil, Gas & Consumable Fuels — 5.2%
Cheniere Energy, Inc.	8	1,296
ConocoPhillips (a)	155	15,380
Diamondback Energy, Inc.	47	6,302
EOG Resources, Inc.	70	8,052
Exxon Mobil Corp. (a)	319	34,962
HF Sinclair Corp.	26	1,273
Marathon Oil Corp.	23	535
		67,800
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	20	4,973
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co. (a)	247	17,134
Elanco Animal Health, Inc. *	256	2,410

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Pharmaceuticals — continued
Eli Lilly & Co. (a)	30	10,131
Johnson & Johnson	68	10,477
		40,152
Professional Services — 0.8%
Booz Allen Hamilton Holding Corp.	69	6,396
Leidos Holdings, Inc.	46	4,242
		10,638
Residential REITs — 1.0%
Sun Communities, Inc., REIT	70	9,859
UDR, Inc., REIT	76	3,104
		12,963
Semiconductors & Semiconductor Equipment — 11.3%
Advanced Micro Devices, Inc. *	185	18,154
Analog Devices, Inc. (a)	92	18,086
ASML Holding NV (Registered), NYRS (Netherlands)	4	2,869
Marvell Technology, Inc.	247	10,704
NVIDIA Corp. (a)	137	38,002
NXP Semiconductors NV (China)	133	24,771
Qorvo, Inc. *	12	1,231
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	193	17,983
Teradyne, Inc.	152	16,330
		148,130
Software — 10.6%
Adobe, Inc. *	21	8,024
Intuit, Inc.	39	17,185
Microsoft Corp. (a)	307	88,555
Roper Technologies, Inc.	11	4,903
Salesforce, Inc. *	63	12,532
Workday, Inc., Class A *	37	7,750
		138,949
Specialized REITs — 0.3%
SBA Communications Corp.REIT	13	3,310
Specialty Retail — 3.2%
AutoNation, Inc. *	22	2,960
Burlington Stores, Inc. *	69	13,864
Lowe's Cos., Inc. (a)	63	12,696
O'Reilly Automotive, Inc. * (a)	15	12,939
		42,459
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc. (a)	452	74,630

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Dell Technologies, Inc., Class C	50	2,019
Seagate Technology Holdings plc	197	12,998
		89,647
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	43	5,231
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. *	45	6,546
Total Common Stocks (Cost $951,561)		1,630,329
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (b) (c)(Cost $7,059)	7,057	7,059
Total Long Positions (Cost $958,620)		1,637,388
Short Positions — (24.5)%
Common Stocks — (24.5)%
Aerospace & Defense — (1.3)%
Boeing Co. (The) *	(32))
General Dynamics Corp.	(11)	(2,415)
Huntington Ingalls Industries, Inc.	(19)	(4,004)
Lockheed Martin Corp.	(7)	(3,199)
		(16,463)
Air Freight & Logistics — (0.5)%
CH Robinson Worldwide, Inc.	(54)	(5,376)
Expeditors International of Washington, Inc.	(7)	(793)
		(6,169)
Automobile Components — (0.4)%
Autoliv, Inc. (Sweden)	(28)	(2,584)
BorgWarner, Inc.	(55)	(2,703)
		(5,287)
Automobiles — (0.4)%
Ford Motor Co.	(229)	(2,886)
General Motors Co.	(47)	(1,713)
		(4,599)
Banks — (0.6)%
Citizens Financial Group, Inc.	(31)	(935)
Comerica, Inc.	(29)	(1,231)
Huntington Bancshares, Inc.	(176)	(1,975)
KeyCorp	(75)	(940)
PNC Financial Services Group, Inc. (The)	(16)	(2,074)
Regions Financial Corp.	(55)	(1,026)
		(8,181)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Beverages — (0.2)%
Molson Coors Beverage Co., Class B	(48)	(2,466)
Biotechnology — (0.6)%
Amgen, Inc.	(14)	(3,447)
Gilead Sciences, Inc.	(15)	(1,206)
Moderna, Inc. *	(21)	(3,253)
		(7,906)
Broadline Retail — (0.4)%
eBay, Inc.	(90)	(3,989)
Kohl's Corp.	(46)	(1,079)
		(5,068)
Building Products — (0.5)%
Johnson Controls International plc	(92)	(5,540)
Lennox International, Inc.	(5)	(1,237)
		(6,777)
Capital Markets — (1.2)%
BlackRock, Inc.	(1)	(887)
Coinbase Global, Inc., Class A *	(37)	(2,483)
Franklin Resources, Inc.	(96)	(2,585)
LPL Financial Holdings, Inc.	(6)	(1,315)
Moody's Corp.	(4)	(1,347)
Nasdaq, Inc.	(45)	(2,446)
Northern Trust Corp.	(20)	(1,747)
T. Rowe Price Group, Inc.	(22)	(2,436)
		(15,246)
Chemicals — (0.1)%
Westlake Corp.	(13)	(1,540)
Commercial Services & Supplies — (0.1)%
Waste Management, Inc.	(4)	(711)
Communications Equipment — (0.4)%
Cisco Systems, Inc.	(108)	(5,656)
Consumer Finance — (0.2)%
Capital One Financial Corp.	(12)	(1,149)
Synchrony Financial	(71)	(2,069)
		(3,218)
Consumer Staples Distribution & Retail — (0.7)%
Kroger Co. (The)	(55)	(2,732)
Sysco Corp.	(54)	(4,149)
Walgreens Boots Alliance, Inc.	(53)	(1,827)
		(8,708)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Containers & Packaging — (0.4)%
AptarGroup, Inc.	(16)	(1,896)
International Paper Co.	(111)	(3,999)
		(5,895)
Diversified Telecommunication Services — (0.4)%
AT&T, Inc.	(120)	(2,300)
Verizon Communications, Inc.	(60)	(2,336)
		(4,636)
Electric Utilities — (1.4)%
American Electric Power Co., Inc.	(37)	(3,403)
Duke Energy Corp.	(38)	(3,662)
Edison International	(58)	(4,088)
Evergy, Inc.	(20)	(1,262)
Eversource Energy	(41)	(3,188)
Exelon Corp.	(63)	(2,629)
		(18,232)
Electrical Equipment — (0.2)%
Acuity Brands, Inc.	(11)	(1,927)
Hubbell, Inc.	(5)	(1,309)
		(3,236)
Entertainment — (0.6)%
Electronic Arts, Inc.	(14)	(1,691)
ROBLOX Corp., Class A *	(81)	(3,615)
Warner Bros Discovery, Inc. *	(190)	(2,872)
		(8,178)
Financial Services — (0.6)%
Affirm Holdings, Inc. *	(64)	(718)
Corebridge Financial, Inc.	(31)	(494)
Global Payments, Inc.	(23)	(2,384)
Voya Financial, Inc.	(21)	(1,500)
Western Union Co. (The)	(199)	(2,225)
		(7,321)
Food Products — (0.3)%
Campbell Soup Co.	(30)	(1,656)
General Mills, Inc.	(15)	(1,281)
Kraft Heinz Co. (The)	(33)	(1,257)
		(4,194)
Gas Utilities — (0.2)%
National Fuel Gas Co.	(47)	(2,686)
Ground Transportation — (0.1)%
Werner Enterprises, Inc.	(14)	(660)
Health Care Equipment & Supplies — (0.3)%
Edwards Lifesciences Corp. *	(40)	(3,274)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Health Care Providers & Services — (0.3)%
Henry Schein, Inc. *	(48)	(3,930)
Household Durables — (0.3)%
Mohawk Industries, Inc. *	(19)	(1,896)
PulteGroup, Inc.	(35)	(2,054)
		(3,950)
Household Products — (0.4)%
Clorox Co. (The)	(25)	(3,890)
Kimberly-Clark Corp.	(13)	(1,782)
		(5,672)
Industrial Conglomerates — (0.4)%
3M Co.	(54)	(5,652)
Insurance — (1.3)%
Aflac, Inc.	(49)	(3,144)
Allstate Corp. (The)	(37)	(4,087)
Hartford Financial Services Group, Inc. (The)	(17)	(1,210)
Kinsale Capital Group, Inc.	(8)	(2,448)
MetLife, Inc.	(23)	(1,351)
Principal Financial Group, Inc.	(18)	(1,303)
Prudential Financial, Inc.	(16)	(1,305)
WR Berkley Corp.	(33)	(2,051)
		(16,899)
IT Services — (0.2)%
Infosys Ltd. (India)	(105)	(1,830)
International Business Machines Corp.	(9)	(1,241)
		(3,071)
Life Sciences Tools & Services — (0.2)%
Waters Corp. *	(8)	(2,486)
Machinery — (1.4)%
Donaldson Co., Inc.	(62)	(4,074)
IDEX Corp.	(18)	(4,199)
Illinois Tool Works, Inc.	(16)	(3,864)
Stanley Black & Decker, Inc.	(74)	(5,962)
		(18,099)
Media — (1.3)%
Fox Corp., Class A	(38)	(1,307)
Interpublic Group of Cos., Inc. (The)	(76)	(2,822)
Omnicom Group, Inc.	(80)	(7,594)
Paramount Global, Class B	(264)	(5,879)
		(17,602)
Multi-Utilities — (0.1)%
WEC Energy Group, Inc.	(18)	(1,703)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Office REITs — (0.2)%
Cousins Properties, Inc.	(65)	(1,385)
Orion Office REIT, Inc.	—	—
SL Green Realty Corp.	(27)	(625)
Vornado Realty Trust	(32)	(498)
		(2,508)
Oil, Gas & Consumable Fuels — (0.9)%
APA Corp.	(77)	(2,779)
Coterra Energy, Inc.	(26)	(641)
Devon Energy Corp.	(39)	(1,978)
Enbridge, Inc. (Canada)	(100)	(3,796)
Marathon Petroleum Corp.	(5)	(693)
ONEOK, Inc.	(19)	(1,199)
Williams Cos., Inc. (The)	(42)	(1,252)
		(12,338)
Pharmaceuticals — (0.2)%
Pfizer, Inc.	(77)	(3,136)
Professional Services — (0.2)%
Equifax, Inc.	(9)	(1,784)
Paychex, Inc.	(11)	(1,293)
		(3,077)
Residential REITs — (0.1)%
Equity LifeStyle Properties, Inc.	(19)	(1,296)
Retail REITs — (0.3)%
Simon Property Group, Inc.	(39)	(4,371)
Semiconductors & Semiconductor Equipment — (2.8)%
Applied Materials, Inc.	(101)	(12,406)
Intel Corp.	(63)	(2,068)
KLA Corp.	(7)	(2,714)
Lam Research Corp.	(18)	(9,383)
Microchip Technology, Inc.	(118)	(9,902)
QUALCOMM, Inc.	(7)	(960)
		(37,433)
Software — (0.4)%
Ceridian HCM Holding, Inc. *	(49)	(3,560)
Paycom Software, Inc. *	(5)	(1,681)
		(5,241)
Specialized REITs — (0.5)%
Extra Space Storage, Inc.	(25)	(4,103)
Iron Mountain, Inc.	(41)	(2,151)
		(6,254)
Specialty Retail — (0.1)%
CarMax, Inc. *	(18)	(1,189)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Technology Hardware, Storage & Peripherals — (0.4)%
Hewlett Packard Enterprise Co.	(220)	(3,509)
NetApp, Inc.	(12)	(738)
Xerox Holdings Corp.	(48)	(743)
		(4,990)
Textiles, Apparel & Luxury Goods — (0.1)%
VF Corp.	(67)	(1,536)
Trading Companies & Distributors — (0.3)%
Fastenal Co.	(63)	(3,413)
Total Common Stocks (Proceeds $(343,139))		(322,153)
Total Short Positions (Proceeds $(343,139))		(322,153)
Total Investments — 99.9% (Cost $615,481)		1,315,235
Other Assets Less Liabilities — 0.1%		982
Net Assets — 100.0%		1,316,217

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $434,882.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,637,388	$—	$—	$1,637,388
Total Liabilities in Securities Sold Short (a)	$(322,153)	$—	$—	$(322,153)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$6,679	$589,145	$588,786	$20	$(1)	$7,059	7,057	$775	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.